Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and deposits	$ 289.5	$ 223.5
Trade and other receivables	738.0	817.7
Unbilled receivables	342.2	374.2
Contract assets	66.7	67.5
Income taxes recoverable	47.2	36.2
Prepaid expenses	39.4	42.9
Other assets	42.1	18.1
Total current assets	1,565.1	1,580.1
Non-current
Property and equipment	240.1	286.5
Lease assets	447.0	558.5
Goodwill	1,673.8	1,651.8
Intangible assets	182.0	219.6
Net employee defined benefit asset	47.3	26.0
Deferred tax assets	42.4	31.9
Other assets	191.2	207.1
Total assets	4,388.9	4,561.5
Current
Bank indebtedness	4.7	19.5
Trade and other payables	576.0	576.4
Lease liabilities	103.6	99.9
Deferred revenue	197.3	199.2
Income taxes payable	24.2	28.4
Long-term debt	46.6	46.9
Provisions	20.5	23.9
Other liabilities	14.3	12.1
Total current liabilities	987.2	1,006.3
Non-current
Lease liabilities	526.2	589.0
Income taxes payable	10.2	11.6
Long-term debt	634.2	814.0
Provisions	107.7	89.1
Net employee defined benefit liability	91.2	85.2
Deferred tax liabilities	63.4	73.2
Other liabilities	39.5	16.0
Total liabilities	2,459.6	2,684.4
Shareholders’ equity
Share capital	932.2	879.8
Contributed surplus	12.9	23.9
Retained earnings	958.6	917.7
Accumulated other comprehensive income	24.8	54.1
Total shareholders’ equity	1,928.5	1,875.5
Non-controlling interests	0.8	1.6
Total liabilities and equity	$ 4,388.9	$ 4,561.5